Stockbased Compensation Expense Allocation (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Total Stock-based Compensation Expense	$ 81.8	$ 67.0	$ 56.4
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Total Stock-based Compensation Expense	5.9	6.1	4.1
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Total Stock-based Compensation Expense	74.1	58.8	50.7
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Total Stock-based Compensation Expense	$ 1.8	$ 2.1	$ 1.6